Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Property, plant and equipment	€ 16,240	€ 17,467
Investments in associates		8
Investments in financial assets	621	621
Non-current assets	16,861	18,096
Other taxes	607	555
Prepayments and other receivables	59,078	3,404
Cash and cash equivalents	94,775	187,524
Current assets	154,460	191,483
Total assets	171,321	209,579
Shareholders' equity
Share capital	3,370	2,995
Share premium	412,540	398,309
Reserves	30,264	30,299
Accumulated deficit	(380,677)	(317,770)
Equity attributable to owners of the Company	65,497	113,833
Non-controlling interests	(384)	(604)
Total equity	65,113	113,229
Liabilities
Borrowings	4,271	39,319
Lease liabilities	13,813	14,748
Deferred income	67,012	14,687
Non-current liabilities	85,096	68,754
Borrowings	2,500	4,771
Lease liabilities	1,387	1,534
Derivative financial instruments	1,263	3,995
Trade payables	392	191
Social securities and other taxes	1,118	1,230
Deferred income	5,765	5,115
Other current liabilities	8,687	10,760
Current liabilities	21,112	27,596
Total liabilities	106,208	96,350
Total equity and liabilities	€ 171,321	€ 209,579